Property and Equipment, net	12 Months Ended
Jul. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, net
Property and Equipment, Net

Property and equipment consists of the following as of July 31,

	2014	2013

Leased property	$266,018	$266,018
Accumulated Depreciation	(118,216)	(74,491)
Property and Equipment, net	$147,802	$191,527

During 2014 and 2013, depreciation expense was $43,724 and $43,181, respectively.